Insurance - Sensitivity Analysis of Insurance Policyholder Liabilities to Reasonably Possible Changes in Actuarial Assumptions (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
1% increase in market interest rates impact on net income	$ (10)	$ (14)
1% decrease in market interest rates impact on net income	5	17
10% increase in equity market values impact on net income	6	8
10% decrease in equity market values impact on net income	(10)	(10)
5% increase in maintenance expenses impact on net income	(33)	(37)
Life insurance [member]
Life Insurance
2% adverse change in annuitant mortality rates impact on net income	(166)	(287)
2% adverse change in assurance mortality rates impact on net income	(59)	(67)
5% adverse change in morbidity rates impact on net income	(181)	(213)
10% adverse change in lapse rates impact on net income	$ (199)	$ (253)